Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands				12 Months Ended
	Dec. 25, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2020	May 31, 2017
Debt Disclosure [Line Items]
Short term borrowings payable to banks		¥ 2,419,210		¥ 3,889,100
Line of credit non current portion		¥ 100,000		¥ 0
Long term line of credit stated interest rate		4.98%		4.98%
Loans Payable to Bank, Noncurrent		¥ 4,328,880		¥ 5,562,837
Loans Payable to Bank, Current		124,500		934,976
long-term bank loans collateralized		846,854		2,280,419
Asset-backed securities current		637,359		185,864
Asset-backed securities non current		184,177		0
Long-term deposit				564,122
Asset Backed Notes Current		0		242,995
Asset Backed Notes Noncurrent		¥ 0		87,945
Zhaoqing Hightech Zone Construction Investment Development Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit non current portion			¥ 800,000					¥ 1,600,000
Long term line of credit stated interest rate		4.90%
Repayments of Lines of Credit	¥ 100,000
Banks In Peoples Republic Of China [Member]
Debt Disclosure [Line Items]
Line of credit non current portion			700,000	¥ 800,000				¥ 800,000
Line of Credit Facility Expiration Date				December 18, 2020 to December 17, 2028
Guangzhou Xiaopeng New Energy Automobile Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity							¥ 1,120,000
Line of Credit Facility, Maximum Borrowing Capacity		¥ 0		¥ 10,000
Proceeds from Long-term Lines of Credit		¥ 838,858	797,980
Debt instrument, interest rate, stated percentage		5.30%		4.99%
Zhaoqing Hightech Zone [Member]
Debt Disclosure [Line Items]
Line of credit non current portion		¥ 100,000		¥ 0
Loans Payable to Bank, Noncurrent		784,000		776,000
Loans Payable to Bank, Current		8,000		8,000
Wuhan Xiaopeng [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity						¥ 3,000,000
Line of Credit Facility, Maximum Borrowing Capacity		0		¥ 101,776
Proceeds from Long-term Lines of Credit		¥ 2,035,520	¥ 1,706,400
Debt instrument, interest rate, stated percentage		4.35%		4.47%
Zhaoqing Xpeng [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity		¥ 768,000		¥ 1,398,200
Line of Credit Facility, Maximum Borrowing Capacity		¥ 76,800		¥ 673,400
Debt instrument, interest rate, stated percentage		3.35%		3.14%
Guangzhou Xiaopeng Automobile Finance Leasing Co Ltd [Member]
Debt Disclosure [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				¥ 17,500	¥ 200,000
Proceeds from Long-term Lines of Credit				¥ 175,000
Debt instrument, interest rate, stated percentage				3.80%
Guangzhou Pengyue Automobile Development Co Ltd [Member]
Debt Disclosure [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				¥ 2,350,000
Proceeds from Long-term Lines of Credit				¥ 21,110
Debt instrument, interest rate, stated percentage				3.75%
Zhaoqing XPeng and Zhaoqing Xiaopeng New Energy [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity		¥ 397,000		¥ 1,253,125
Line of Credit Facility, Maximum Borrowing Capacity		¥ 39,700		¥ 124,300
Debt instrument, interest rate, stated percentage		3.35%		3.06%
Zhaoqing Xiaopeng Automobile Co Ltd Zhaoqing XPeng [Member] | Line of Credit [Member] | Zhaoqing Hightech Zone Construction Investment Development Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity									¥ 1,600,000
Restricted long term deposits [Member]
Debt Disclosure [Line Items]
Long-term deposit				¥ 203,777
Other Short Term Loans Payable To Banks [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time		3.53%		2.62%